Average Annual Total Returns - Investor A1 - BlackRock Short-Term Municipal Fund	Oct. 28, 2020
MunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
LimitedMaturityMunicipalBondIndex [Member]
Average Annual Return:
1 Year	2.91%
5 Years	1.39%
10 Years	1.42%
Investor A1 Shares
Average Annual Return:
1 Year	2.40%
5 Years	0.92%
10 Years	0.78%
Investor A1 Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.40%
5 Years	0.92%
10 Years	0.78%
Investor A1 Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.07%
5 Years	0.90%
10 Years	0.78%